Net Loss Per Share - Schedule of Basic Net Loss Per Share Attributable to Common Shareholders (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Numerator:
Net loss attributable to common shareholders, basic | $	$ (12)
Net loss attributable to common shareholders, diluted | $	$ (12)
Denominator:
Weighted average common shares outstanding | shares	1
Net loss per share attributable to common shareholders, basic | $ / shares	$ (12,035)
Net loss per share attributable to common shareholders, diluted | $ / shares	$ (12,035)